Expense Example - Great-West Lifetime 2015 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	46	153	270	612	82	264	462	1,033	92	296	516	1,151	107	343	597	1,325